KPMG LLP
Suite 1500
777 East Wisconsin Avenue
Milwaukee, WI 53202-5337<

Report of Independent Registered Public Accounting Firm

The Audit Committee
Sentry Life Insurance Company of New York and The Contract
Owners Sentry Variable Account I:

We have audited the accompanying statement of assets and liabilities of Sentry
Variable Account I (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, the Accounts)), as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account?s management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agent of the underlying mutual funds.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Sentry Variable Account I as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S.
generally accepted accounting principles.

/s/ KPMG LLP
Milwaukee, Wisconsin February 21, 2014
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   ............

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
     Sentry Variable Account I
     STATEMENTS OF ASSETS AND LIABILITIES
     December 31, 2013

Assets:

Investments at fair value:

     Janus Aspen Series:
          Aspen Enterprise Portfolio, 849 shares (cost $39,243)                                   $      50,071
          Aspen Global Research Portfolio, 11 shares (cost $296)*                                       432
          Aspen Balanced Portfolio, 41 shares (cost $1,130)                                               1,254

     T. Rowe Price Fixed Income Series, Inc.:
          Prime Reserve Portfolio, 15,426 shares (cost $15,426)                                         15,426
          Limited Term Bond Portfolio, 673 shares (cost $3,333)                                          3,305

     T. Rowe Price Equity Series, Inc.:
          Personal Strategy Balanced Portfolio, 1,099 shares (cost $18,110)                          23,437



Total Assets                                                                                     $      93,925
Total Liabilities                                                   -

Net Assets                                             $                                              93,925

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   ............
SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF OPERATIONS




               For the Year Ended December 31, 2013

                                             Janus Aspen                    Janus Aspen
                                                 Janus                         Enterprise

Investment income:
  Dividends                                       $14                                $232

Expenses:
  Mortality and expense risk charges               18                                 553

Net investment income (loss)                        (4)                              (321)

Realized gains (losses) on investments:
  Realized net investment gain (loss)              901                              19,642

  Capital gain distributions received                -              -

  Realized gain (loss) on investments and
    capital gain distributions, net              901                              19,642

Unrealized appreciation (depreciation), net        (605)                             (5,943)

Net increase (decrease) in net assets
  from operations                                  $292                                $13,378



               For the Year Ended December 31, 2013
                                             Janus Aspen
                                             Global                             Janus Aspen
                                             Research*                             Balanced

Investment income:
  Dividends                                         $14                           $19

Expenses:
  Mortality and expense risk charges                13                                 14

Net investment income (loss)                           1                                    5

Realized gains (losses) on investments:
  Realized net investment gain (loss)                404                               5

  Capital gain distributions received                -                             68

  Realized gain (loss) on investments and
    capital gain distributions, net               404                                73

Unrealized appreciation (depreciation), net          (200)                          124

Net increase (decrease) in net assets
  from operations                                    $205                               $202




See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio
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   ............
SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF OPERATIONS


                                      For the Year Ended December 31, 2013
                                        T. Rowe Price
                                        T. Rowe Price          Limited Term
                                        Prime Reserve          Bond

Investment income:
  Dividends                                    $-              $52

Expenses:
  Mortality and expense risk charges          186                  40

Net investment income (loss)                    (186)            12

Realized gains (losses) on investments:
  Realized net investment gain (loss)           -              -

  Capital gain distributions received           -              -

  Realized gain (loss) on investments and
    capital gain distributions, net           -              -

Unrealized appreciation (depreciation), net           -             (48)

Net increase (decrease) in net assets
  from operations                               $(186)           $(36)



                         For the Year Ended December 31, 2013
                              T. Rowe Price
                              T. Rowe Price          Personal Strategy
                              Equity Income          Balanced

Investment income:
  Dividends                          $-              $353

Expenses:
  Mortality and expense risk charges           -             285

Net investment income (loss)                     -             68

Realized gains (losses) on investments:
  Realized net investment gain (loss)           -              546

  Capital gain distributions received           -              1,400

  Realized gain (loss) on investments and
    capital gain distributions, net           -              1,946

Unrealized appreciation (depreciation), net      -              1,572

Net increase (decrease) in net assets
  from operations                               $-              $3,586


See accompanying notes to financial statements
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   ............
SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF CHANGES IN NET ASSETS




               For the Years Ended December 31

               Janus Aspen                     Janus Aspen
               Janus                     Enterprise
               2013          2012          2013          2012

Increase (decrease) in net assets from operations:
  Net investment income (loss)                $(4)           $(13)           $(321)           $(1,005)

  Realized gains (losses), net                901            50            19,642            22,445

  Unrealized appreciation (depreciation), net                (605)           284            (5,943)           (8,267)

Net increase (decrease) in net assets from operations                292            321            13,378            13,173

Contract transactions:
  Purchase payments                -              -              -              -

  Transfers between subaccounts, net                 -              -              -              -

  Withdrawals                (2,451)           -              (11,990)           (64,020)

  Contract maintenance fees                (24)           (11)           (286)           (350)

Net (decrease) in net assets
  derived from contract transactions                (2,475)           (11)           (12,276)           (64,370)

Total increase (decrease) in net assets                (2,183)           310            1,102            (51,197)

Net assets at beginning of year                2,183            1,873            48,969            100,166

Net assets at end of year                $-              $2,183            $50,071            $48,969


               For the Years Ended December 31
                Janus Aspen
                Global                      Janus Aspen
                   Research*                      Balanced
               2013          2012          2013          2012

Increase (decrease) in net assets from operations:
  Net investment income (loss)                $1            $(4)           $5            $(2)

  Realized gains (losses), net                404            5            73            2,049

  Unrealized appreciation (depreciation), net                (200)           203            124            (1,345)

Net increase (decrease) in net assets from operations                205            204            202            702

Contract transactions:
  Purchase payments                -              -              -              -

  Transfers between subaccounts, net                 -              -              -              -

  Withdrawals                (1,058)           -              (41)           (8,785)

  Contract maintenance fees                (14)           (8)           (13)           (44)

Net (decrease) in net assets
  derived from contract transactions                (1,072)           (8)           (54)           (8,829)

Total increase (decrease) in net assets                (867)           196            148            (8,127)

Net assets at beginning of year                1,299            1,103            1,106            9,233

Net assets at end of year                $432            $1,299            $1,254            $1,106



See accompanying notes to financial statements

*Formerly Janus Worldwide Growth Portfolio
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   ............
SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF CHANGES IN NET ASSETS




          For the Years Ended December 31
                              T. Rowe Price
          T. Rowe Price          Limited Term
          Prime Reserve          Bond
          2013          2012          2013          2012

Increase (decrease) in net assets from operations:
  Net investment income (loss)      $                (186)           $          (190)         $          12       $       28

  Realized gains (losses), net                                -                             -                    -            8

  Unrealized appreciation (depreciation), net                           -                       -          (48)          6

Net increase (decrease) in net assets from operations                        (186)            (190)            (36)       42

Contract transactions:
  Purchase payments                                -                             -                      -            -

  Transfers between subaccounts, net                            -                             -                   -           -

  Withdrawals                                -                             -                        -               -

  Contract maintenance fees                              (34)                         (34)              (35)              (37)

Net (decrease) in net assets
  derived from contract transactions                         (34)                    (34)                   (35)           (37)

Total increase (decrease) in net assets                        (220)                       (224)              (71)          5

Net assets at beginning of year                    15,646                    15,870              3,376                 3,371

Net assets at end of year           $            15,426            $       15,646           $       3,305         $      3,376


          For the Years Ended December 31
                     T. Rowe Price
          T. Rowe Price          Personal Strategy
          Equity Income          Balanced
          2013          2012          2013          2012

Increase (decrease) in net assets from operations:
  Net investment income (loss)      $                   -              $              (9)        $         68        $     172

  Realized gains (losses), net                                -                          (323)               1,946          30

  Unrealized appreciation (depreciation), net                           -                  569            1,572           2,393

Net increase (decrease) in net assets from operations                     -                 237             3,586           3,495

Contract transactions:
  Purchase payments                                -                             -                 7                -

  Transfers between subaccounts, net                            -                          -                  -            -

  Withdrawals                                -                       (3,778)                 (4,949)             (6,381)

  Contract maintenance fees                                -                  (14)              (133)              (132)

Net (decrease) in net assets
  derived from contract transactions                           -                 (3,792)             (5,075)          (6,513)

Total increase (decrease) in net assets                           -                 (3,555)           (1,489)           (3,018)

Net assets at beginning of year                           -                     3,555                24,926          27,944

Net assets at end of year           $                   -              $             -           $     3,437         $      4,926



See accompanying notes to financial statements

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   ............
SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 and 2012

1.       Organization

     The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Account was established by the Company on
     August 24,1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued
     new sales of variable annuity contracts on December 1, 2004.  The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

     The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen
     Series, T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by the contract owners.

     The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' Annual Reports is included in the Variable Account's Annual Report.

2.     Significant Accounting Policies

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingentn assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

     Valuation of Investments

     Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2013. The funds value their investment securities at fair value.

     The Variable Account applies the provisions of FASB Accounting Standards Update (ASU) 2009-12 Investments in Certain Entities
    That Calculate Net Asset Value Per Share (or its Equivalent) (ASU 2009-12), which amends ASC 820.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company.  For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale.  The NAV must be calculated consistent with the American
    Institute of Certified Public Accounts Audit and Accounting Guide, Investment Companies, which generally requires these
    investments to be measured at fair value.   Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should be classified as Level 2 in the fair value hierarchy.  Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.  If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.

     Securities Transactions and Investment Income

    Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

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   ............
SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

     Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the
    Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

     Subsequent Events

     In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2013 through February 21, 2014, the date the financial statements were issued.  No significant events were identified.

3.       Purchases and Sales of Securities

     In 2013, purchases and proceeds on sales of the Funds' shares were as follows:

                                             Proceeds
                                   Purchases          on Sales
     Janus Aspen Janus Portfolio                               $14            $2,492
     Janus Aspen Enterprise Portfolio                               36,551            49,155
*     Janus Aspen Global Research Portfolio                               14            1,084
     Janus Aspen Balanced Portfolio                               86            68
     T. Rowe Price Prime Reserve Portfolio                               1            220
     T. Rowe Price Limited Term Bond Portfolio                               52            76
     T. Rowe Price Equity Income Portfolio                               -              -
     T. Rowe Price Personal Strategy Balanced Portfolio                               1,752            5,364
         Total                               $38,470            $58,459

     In 2012, purchases and proceeds on sales of the Funds' shares were as follows:

                                             Proceeds
                                   Purchases          on Sales
     Janus Aspen Janus Portfolio                               $47            $37
     Janus Aspen Enterprise Portfolio                               -              65,373
     Janus Aspen Worldwide Growth Portfolio                               11            23
     Janus Aspen Balanced Portfolio                               107            8,861
     T. Rowe Price Prime Reserve Portfolio                               -              224
     T. Rowe Price Limited Term Bond Portfolio                               76            77
     T. Rowe Price Equity Income Portfolio                               -              3,801
     T. Rowe Price Personal Strategy Balanced Portfolio                               1,157            6,820
         Total                               $1,398            $85,216

 *Formerly Janus Aspen Worldwide Growth Portfolio
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   ............






Expenses and Related Party Transactions

A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account.  This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.  Until
May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the Funds.
After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account (see Note 7).
The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the
contract value by canceling accumulation units.   If  the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.  This charge reimburses the
Company for administrative expenses relating to maintenance of the contract.

There are no deductions made from purchase payments for sales charges at the time of purchase.  However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales.  Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.
Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value.  Premium taxes up to 4% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.  In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.


Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Variable Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered by the Variable Account.
This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Variable Account categorized the financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
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   ............
SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

     The Company categorizes financial assets recorded at fair value as follows:

     Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

     Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
    The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

     Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

     The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

                                   Level 1          Level 2          Level 3     Total

     Variable Account Investments                               -            $93,925            -       $93,925

     The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.

6.     Changes in Units Outstanding

     The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                   Units          Units
                                   Issued          Redeemed          Net Decrease
     Janus Aspen Janus Portfolio                               -              288            (288)
     Janus Aspen Enterprise Portfolio                               513            673            (160)
*     Janus Aspen Global Research Portfolio                               -              146            (146)
     Janus Aspen Balanced Portfolio                               -              3            (3)
     T. Rowe Price Prime Reserve Portfolio                               -              2            (2)
     T. Rowe Price Limited Term Bond Portfolio                               -              1            (1)
     T. Rowe Price Personal Strategy Balanced Portfolio                               -              93            (93)

     The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                   Units          Units
                                   Issued          Redeemed          Net Decrease
     Janus Aspen Janus Portfolio                               -              1            (1)
     Janus Aspen Enterprise Portfolio                               -              1,003            (1,003)
     Janus Aspen Worldwide Growth Portfolio                               -              1            (1)
     Janus Aspen Balanced Portfolio                               -              570            (570)
     T. Rowe Price Prime Reserve Portfolio                               -              2            (2)
     T. Rowe Price Limited Term Bond Portfolio                               -              1            (1)
     T. Rowe Price Equity Income Portfolio                               -              239            (239)
     T. Rowe Price Personal Strategy Balanced Portfolio                               -             132           (132)


*     Formerly Janus Aspen Worldwide Growth Portfolio
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   ............
SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

7.       Financial Highlights

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2013 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio              -              $9.77          $-           1.20     %     1.02     %     28.79     %
     Janus Aspen Enterprise Portfolio             572      1,747       87.51          50      1.20          0.48         30.81
*     Janus Aspen Global Research Portfolio        52          8.33         -            1.20          1.41          26.90
     Janus Aspen Balanced Portfolio                65         19.28          1            1.20          1.60          18.73
     T. Rowe Price Prime Reserve Portfolio           740      20.83         15           1.20           -             (1.19)
     T. Rowe Price Limited Term Bond Portfolio          89       37.16         3          1.20          1.56          (1.07)
     T. Rowe Price Personal Strategy Balanced Portfolio       386        60.66          23          1.20      1.50 16.53



     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2012 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio                 288        $7.58            $2            1.20      %      0.57     %     17.17  %
     Janus Aspen Enterprise Portfolio            732      1,747       66.90            49            1.20        -          15.89
     Janus Aspen Worldwide Growth Portfolio      198       6.57          1           1.20           0.91            18.65
     Janus Aspen Balanced Portfolio              68         16.24          1            1.20           1.18           12.26
     T. Rowe Price Prime Reserve Portfolio          742            21.08        16           1.20           -            (1.20)
     T. Rowe Price Limited Term Bond Portfolio      90         37.56          3          1.20         2.04           1.24
     T. Rowe Price Equity Income Portfolio                   -          17.25         -              1.20        -          15.75
     T. Rowe Price Personal Strategy Balanced Portfolio        479         52.05         25          1.20       1.90  13.77

#     Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.





*     Formerly Janus Aspen Worldwide Growth Portfolio
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   ............
SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

     A summary of unit values, units outstanding and certain financial performance information for each subaccount or variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2011 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio             289        $6.48            $2            1.20      %      0.60      %      (6.42)  %
     Janus Aspen Enterprise Portfolio         1,735      1,747       57.73            100            1.20       -        (2.58)
     Janus Aspen Worldwide Growth Portfolio      199            5.53            1          1.20        0.56           (14.76)
     Janus Aspen Balanced Portfolio            638          14.46           9           1.20           2.64           1.16
     T. Rowe Price Prime Reserve Portfolio         744          21.34          16           1.20            -             (1.18)
     T. Rowe Price Limited Term Bond Portfolio     91        37.10           3            1.20          2.36           0.39
     T. Rowe Price Equity Income Portfolio          239           14.90            4          1.20           1.75          (1.88)
     T. Rowe Price Personal Strategy Balanced Portfolio         611          45.75            28           1.20       2.05  (1.50)


     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2010 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio          291            $6.92            $2           1.20      %      1.10      %      13.14   %
     Janus Aspen Enterprise Portfolio       1,740      1,747       59.26           103         1.20        0.07        24.34
     Janus Aspen Worldwide Growth Portfolio         201            6.49           1          1.20          0.60        14.44
     Janus Aspen Balanced Portfolio            641          14.30           9           1.20           2.85           6.33
     T. Rowe Price Prime Reserve Portfolio        745        21.59        16         1.20          0.11         (1.07)
     T. Rowe Price Limited Term Bond Portfolio       92         36.96        3          1.20         2.83          1.87
     T. Rowe Price Equity Income Portfolio              239         15.19        4      1.20         1.95           13.64
     T. Rowe Price Personal Strategy Balanced Portfolio      614            46.45           29         1.20         2.36    12.35

#     Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

   ............
SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2009 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio               29        $6.12          $2         1.20      %      0.53      %      34.73      %
     Janus Aspen Enterprise Portfolio          1,747      1,747       47.66           83         1.20         -          43.11
     Janus Aspen Worldwide Growth Portfolio       202        5.67         1          1.20         1.45          36.06
     Janus Aspen Balanced Portfolio               645       13.45        9           1.20         3.03          24.39
     T. Rowe Price Prime Reserve Portfolio         747       21.83       16         1.20           0.38            (0.81)
     T. Rowe Price Limited Term Bond Portfolio       93       36.28        3          1.20         3.72            7.01
     T. Rowe Price Equity Income Portfolio          240          13.37           3       1.20        2.00          24.11
     T. Rowe Price Personal Strategy Balanced Portfolio     650         41.35        27         1.20       2.07       30.55
     T. Rowe Price Mid-Cap Growth Portfolio              -           -           -            1.20         -          43.92
     T. Rowe Price International Stock Portfolio              -          -            -           1.20         -         50.59

#     Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

8.      Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h).
    The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.